Warrants - Additional Information (Details) - USD ($)		1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 23, 2021	May 31, 2023	Mar. 31, 2023	Nov. 30, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 13, 2022	Jul. 31, 2021
Class of Warrant or Right [Line Items]
Warrant strike price	$ 0.01		$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Warrants				$ 225,000,000		$ 400,000,000
Proceeds from Issuance or Sale of Equity				$ 10,000,000		10,000,000
Fair value of warrants	$ 200,000					1,300,000
Debt discount on senior notes						$ 2,000,000
Fair value of warrants					$ 0		$ 0	$ (2,266,000)	$ 0	$ (478,000)	$ 0
IPO [Member]
Class of Warrant or Right [Line Items]
Exercise of stock warrants (in shares)		49,996		28,124
Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant strike price			$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Issuance of Warrants			$ 400,000,000	$ 225,000,000
Proceeds from Issuance or Sale of Equity			$ 10,000,000	$ 10,000,000
Service Providers Stock Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise of stock warrants (in shares)		49,996		28,124
Senior Secured Notes Stock Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise of stock warrants (in shares)						163,121
Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant strike price				$ 0.01
Fair value of warrants										$ 500,000
Warrants [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant												92,296
Warrants [Member] | Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants								$ 2,300,000
Warrants [Member] | Class A Common Stock Warrants [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant												92,296	125,982
Warrant strike price												$ 0.01
Warrants contractual term												10 years
Warrants [Member] | Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant strike price													$ 0.01
Warrants contractual term													7 years
Warrants [Member] | Class B Common Stock Warrants [Member] | November 2022 Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Common stock, warrant													6,632
Warrants issued													4,000
Warrants not settleable in cash													$ 200,000